SCHEDULE OF OPTIONS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE (Details)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Beginning balance, Options outstanding | shares	72,400,000	60,750,000	19,500,000
Beginning balance, weighted average exercise price | $ / shares	$ 7.49	$ 6.90	$ 5.58
Options, Granted | shares	39,820,000	28,150,000	42,250,000
Weighted average exercise price granted | $ / shares	$ 1.61	$ 8.41	$ 7.31
Options, Forfeited | shares	(1,950,000)	(16,500,000)	(750,000)
Weighted average exercise price forfeited | $ / shares		$ 5.91	$ 6.21
Options, Exercised | shares			(250,000)
Weighted average exercise price exercised | $ / shares			$ 6.21
Ending balance, Options outstanding | shares	110,270,000	72,400,000	60,750,000
Ending balance, weighted average exercise price | $ / shares	$ 5.93	$ 7.49	$ 6.90
Options, Exercisable | shares	35,155,666	14,437,500	9,250,000
Weighted average exercise price exercisable | $ / shares	$ 6.79	$ 7.36	$ 6.21